STOCKHOLDER EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of March 31, 2018 and December 31, 2017, the Company has authorized 200 shares of Series A preferred stock, 600 shares of Series B preferred stock, 4,200 shares of Series C Preferred Stock, 1,400 shares of Series D Preferred Stock and (2018) 1,000 shares of Series E Preferred Stock. As of March 31, 2018 and December 31, 2017, there were no outstanding shares of Series A and Series B preferred stock.

Series C Preferred Stock

In February 2018, the Company issued 9,919 shares of its common stock in exchange for 10 shares of the Company’s Series C Preferred Stock and accrued dividends.

In March 2018, the Company issued 10,010 shares of its common stock in exchange for 10 shares of the Company’s Series C Preferred Stock and accrued dividends.

Series D Preferred Stock

In January 2018, the Company issued an aggregate of 235,911 shares of its common stock in exchange for 180 shares of the Company’s Series D Preferred Stock and accrued dividends.

In February 2018, the Company issued an aggregate of 131,432 shares of its common stock in exchange for 100 shares of the Company’s Series D Preferred Stock and accrued dividends.

In March 2018, the Company issued an aggregate of 489,231 shares of its common stock in exchange for 367 shares of the Company’s Series D Preferred Stock and accrued dividends.

Series E Preferred Stock

On February 16, 2018, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Investors”), pursuant to which the Company sold to the Investors an aggregate of 1,000 shares (the “Preferred Shares”) of its Series E Preferred Stock, par value $0.001 per share, and warrants to purchase an aggregate of 500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at an exercise price of $1.75 per share (the “Warrants”), in exchange for aggregate consideration of $1,492,969, net of transaction expenses of $7,031 (the “Transaction”).

The Purchase Agreement contains representations and warranties of the Company and the Investors that are typical for transactions of this type.  The Purchase Agreement also contains covenants on the part of the Company that are typical for transactions of this type. For a period of twelve months after the closing date of Transaction, the Investors are entitled to a right of first refusal (the “ROFR”) with respect to subsequent sales of securities by the Company (other than with respect to issuances of Excluded Securities (as defined in the Purchase Agreement))  Pursuant to the ROFR, each Investor will have the opportunity to elect to purchase its pro rata portion of thirty percent (30%) of any securities being offered by the Company in the subsequent offering.

In connection with the entry into the Purchase Agreement, the Investors and the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) whereby the Company agreed to file a registration statement with the Securities and Exchange Commission (the “SEC”) within 90 days of the closing of the transactions contemplated by the Purchase Agreement (the “Filing Date”) covering the resale of (a) all shares of Common Stock Issuable upon conversion of the Preferred Shares, (b) all shares of Common Stock issuable upon exercise of the Warrants, (c) all other shares of Common Stock issued pursuant to any transaction documents which have been, or which may, from time to time be issued or become issuable to the Investors under the Transaction Documents (without regard to any limitation or restriction on purchases), and (d) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event (“Registrable Securities”), not then registered.  The Company will use its reasonable best efforts to keep the registrations statement effective pursuant to Rule 415 under the Securities Act until the earlier of (i) the date on which the Investors shall have sold all the Registrable Securities covered thereby and (ii) that date that all Registrable Securities may be sold pursuant to Rule 144 without any public information requirement or volume or manner of sale limitations.

The Warrants are exercisable immediately and expire on August 16, 2021, and have an exercise price of $1.75 per share.  The Warrants include a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock or common stock equivalent at a per share price lower than the applicable exercise price then in effect.

In connection with its entry into the Purchase Agreement, on February 14, 2018, the Company entered into a consent agreement (the “Consent”) with the holders of the Company’s Series D Convertible Preferred Stock (the “Series D Holders”).  Pursuant to the Consent, the Series D Holders consented to the Transaction and are entitled at any time on or before April 17, 2018, to elect to receive the more favorable terms of the Transaction.  In consideration for their entry into the Consent, the Company issued to the Series D Holders warrants to purchase up to an aggregate of 100,000 shares of Common Stock (the “Consent Warrants”).  The Consent Warrants are exercisable immediately and expire on February 14, 2021, and have an exercise price of $1.50 per share.  The Consent Warrants include a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock or common stock equivalent at a per share price lower than the applicable exercise price then in effect.

Common stock

The Company is authorized to issue 200,000,000 shares of $0.001 par value common stock. As of March 31, 2018 and December 31, 2017, the Company had 30,497,707 and 29,321,204 shares issued and outstanding, respectively.

During the three months ended March 31, 2018, the Company issued 100,000 shares of its common stock for services totaling $142,000 ($1.42 per share).

During the three months ended March 31, 2018, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 180,000 shares of common stock and 90,000 warrants for aggregate proceeds of $270,000.

During the three months ended March 31, 2018, the Company issued 20,000 shares of common stock and 10,000 warrants for a previously received common stock subscription of $29,985.

NOTE 8 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of December 31, 2017 and 2016, the Company has authorized 200 shares of Series A preferred stock, 600 shares of Series B preferred stock, 4,200 shares of Series C Preferred Stock and (in 2017) 1,400 shares of Series D Preferred Stock. As of December 31, 2017 and 2016, there were no outstanding shares of Series A and Series B preferred stock.

Series C Preferred Stock

In February 2016, the Company issued 54,859 shares of its common stock in exchange for 75 shares of the Company’s Series C Preferred Stock and accrued dividends.

In May 2016, the Company issued an aggregate of 197,713 shares of its common stock in exchange for 236 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2016, the Company issued an aggregate of 54,759 shares of its common stock in exchange for 70 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2016, the Company issued an aggregate of 18,188 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2017, the Company issued 60,846 shares of its common stock in exchange for 65 shares of the Company’s Series C Preferred Stock and accrued dividends.

In July 2017, the Company issued an aggregate of 19,844 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

Cumulatively from January 1, 2017 to December 31, 2017, the Company exchanged 85 shares of the Company’s Series C Preferred Stock and dividends with a recorded value of $116,868 for 80,690 shares of common stock.

As of December 31, 2017 and 2016, the Company has 985 and 1,070 Series C Preferred Stock issued and outstanding.

Series D Preferred Stock

On November 3, 2017, the Board of Directors authorized the issuance of up to 1,400 shares of Series D Convertible Preferred Stock (the “Series D Preferred Stock”) and accordingly, the Company filed the Certificate of Designations for the Series D Preferred Stock with the Secretary of State of the State of Delaware.  Pursuant to such Certificate of Designations, in the event of the Company’s liquidation or winding up of its affairs, the holders of Preferred Shares will be entitled to a liquidation preference of the stated value per Preferred Share of $1,500 (the “Stated Value”) plus any accrued but unpaid dividends or any other fees due the holder.

A holder of Preferred Shares is entitled at any time to convert any whole or partial number of shares of Preferred Shares into shares of Common Stock determined by dividing the Stated Value of the Preferred Shares being converted by the conversion price of $1.50 per share (the “Conversion Price”).  The Conversion Price is subject to “full ratchet” anti-dilution price protection upon the issuance of equity or equity-linked securities at a price lower than the Conversion Price as well as other customary anti-dilution protection.

A holder of the Preferred Shares shall be entitled to receive cumulative dividends at the rate per Preferred Share (as a percentage of the Stated Value per Preferred Share) of 9% per annum, with respect to the Series D Preferred Stock on each date that such Holder converts Preferred Shares into Common Stock (with respect only to Preferred Shares being converted).  The Company may pay such dividends, at its option, in cash, Common Stock or a combination thereof.  Payment of dividends in shares of Common Stock is subject to the satisfaction of certain equity conditions set forth in the Certificate of Designations.  Upon the conversion of Preferred Shares prior to November 3, 2020, the Company shall also pay to the Holders of the Preferred Shares so converted cash, or at the Company’s option, Common Stock or a combination thereof, with respect to the Preferred Shares so converted in an amount equal to $270 per $1,000 of Stated Value of the Preferred Shares being converted, less the amount of all prior dividends paid on such converted Preferred Shares before the relevant date of conversion.

On November 3, 2017,  the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Investors”), pursuant to which the Company sold an aggregate of 1,334 shares (the “Preferred Shares”) of its Series D Preferred Stock, par value $0.001 per share, and Class A Warrants to purchase an aggregate of 667,000 shares of the Company’s common stock, par value $0.001 per share at an exercise price of $1.75 per share (the “Class A Warrants”), in exchange for aggregate net cash proceeds of $1,929,960, net of expenses of $70,040. Contemporaneously with the entry into the Purchase Agreement, the Company and the Purchasers agreed to exchange outstanding warrants to purchase 780,506 shares of the Common Stock at an exercise price of $1.50 per share for new Class B Warrants to purchase an equal number of shares of common stock at the same exercise price (the “Class B Warrants”). Class A Warrants are exercisable immediately and expire on May 3, 2021, and have an exercise price of $1.75 per share.  The Class B Warrants are exercisable immediately and expire on November 3, 2020, and have an exercise price of $1.50.  The Class A Warrants and Class B Warrants otherwise have similar terms, including, a “full ratchet” anti-dilution adjustment in the event that the Company issues any common stock at a per share price lower than the applicable exercise price then in effect.

On November 6, 2017, the terms of the Class A Warrants automatically adjusted due to the full-ratchet anti-dilution protection provision contained in such warrants. As a result of the adjustment, the exercise price applicable to the Class A Warrants decreased to $1.50 per share from $1.75 per share, and the number of shares issuable under each warrant was increased such that the aggregate exercise price payable under such warrant, after taking into account the decrease in the exercise price, is equal to the aggregate exercise price prior to such adjustment. An additional 111,167 shares of common stock may be issued upon exercise of the Class A Warrants due to the adjustment.

In connection with the Company’s private placement of Series D Preferred Stock and warrants, the Company entered into a registration rights agreement with the purchasers pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issuable upon conversion of Series D Preferred Stock and exercise of the warrants issued to holders of Series D Preferred Stock. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the common stock issuable upon conversion of the Series D Preferred Stock and exercise of the warrants on or before December 18, 2017 and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within five trading days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and by March 18, 2018 in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments. On December 18, 2017, the Company filed the required registration statement. The Company has estimated the liability under the registration rights agreement at $-0- as of December 31, 2017.

As of December 31, 2017, the Company has 1,334 Series D Preferred Stock issued and outstanding and has accrued $28,618 dividends payable on the Series D Preferred Stock.

Common stock

On November 18, 2016 at the Special Meeting, the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 50,000,000 to 200,000,000 shares (the “Certificate Amendment”). The Certificate Amendment had been previously approved by the Company’s Board on September 7, 2016, subject to stockholder approval. Immediately following the Special Meeting on November 18, 2016, the Company filed the Certificate Amendment with the Secretary of State of the State of Delaware.

As of December 31, 2017 and 2016, the Company had 29,321,204 and 22,588,184 shares issued and outstanding, respectively.

During the year ended December 31, 2016, the Company issued an aggregate of 790,000 shares of common stock under the terms of its 2012 Equity Plan for services rendered totaling $1,419,200 ($1.80 average per share).

During the year ended December 31, 2016, the Company issued an aggregate of 545,000 shares of common stock for services rendered totaling $1,051,850 ($1.93 average per share).

During the year ended December 31, 2016, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 3,798,417 shares of common stock and 2,040,504 warrants for aggregate proceeds of $5,226,368, net of $490,543 in expenses.

During the year ended December 31, 2016, the Company issued 220,000 shares of common stock as vested previously issued restricted stock units

During the year ended December 31, 2016, the Company issued 83,545 shares of its common stock in exchange for 100,000 common stock options previously issued in May 2016 under the terms of its 2012 Equity Plan.  The equality of the fair value was determined using the Black Scholes option pricing model with the following assumptions:  dividend yield: 0%; volatility: 122.82%; risk free rate: 1.08%, term: 5 years and fair value of the Company’s common stock: $1.84.

During the year ended December 31, 2017, the Company issued an aggregate of 1,825,000 shares of common stock under the terms of its 2012 Equity Plan for services rendered totaling $2,705,250 ($1.48 average per share).

During the year ended December 31, 2017, the Company issued an aggregate of 446,788 shares of its common stock for services totaling $681,367 ($1.53 per share).

During the year ended December 31, 2017, the Company issued an aggregate of 135,000 and 124,750 shares of its common stock for vested restricted stock units and stock based compensation previously accrued in 2016.

During the year ended December 31, 2017, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 4,131,536 shares of common stock and 2,246,300 warrants for aggregate proceeds of $6,011,229, net of $186,075 in expenses.

In April 2017, the Company received and canceled 10,744 shares of its common stock as payment for short-swing profit pursuant to Section 16(b) of the U.S. Securities Exchange Act of 1934, as amended from an officer and member of the Company’s Board of Directors.

In connection with the securities purchase agreements described above, the Company entered into registration rights agreements with the purchasers in such private placements pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issued to the investors participating in such private placements and the common stock issuable upon exercise of the related warrants issued such investors. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issued pursuant to the private placement and issuable upon the exercise of the warrants within 45 days of the termination date of such private placement and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within 30 calendar days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and within 180 calendar days of the initial filing date of the registration statement in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.

If (i) the registration statement is not filed within 45 days of the applicable termination date, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within 30 calendar days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission within 180 calendar days of the initial filing date of the registration statement in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 10 consecutive calendar days or more than an aggregate of 15 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 1.0% of the aggregate purchase price paid by such purchasers per month of delinquency, provided, however, that the Company will not be required to make any payments any of the foregoing events occurred at such time that all securities registered or to be registered in the registration statement are eligible for resale pursuant to Rule 144 (without volume restrictions or current public information requirements) promulgated by the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended and provided, further, that the Company will not be required to make any liquidated damage payments with respect to any securities registered or to be registered in the registration statement that the Company is unable to register due to limits imposed by the Securities and Exchange Commission’s interpretation of Rule 415 under the Securities Act of 1933, as amended.

Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreements shall be 3% to 6% of the aggregate purchase price paid by the purchasers and (iii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.

Pursuant to the registration rights agreements, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.

The Company filed registration statements, which was declared effective to satisfy the requirements under the registration rights agreements with the purchasers of its common stock and warrants prior to April 6, 2017. The final closing under the April 6, 2017 Private Placement occurred on December 31, 2017. The Company has estimated the liability under the registration rights agreement at $-0- as of December 31, 2017.